Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended			24 Months Ended
	Dec. 20, 2012 Person VotingRight	Dec. 31, 2020 USD ($) Lessee Lease Customer	Dec. 31, 2019 USD ($) Lessee Lease Customer	Dec. 31, 2018 USD ($) Lessee Customer	Dec. 31, 2022 USD ($)	Jan. 20, 2021	Jan. 19, 2021	Jan. 01, 2020 USD ($)
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Gain on settlement of pre-existing management agreement			$ 1,823,000
Write-off intangible assets from the relinquishment of management rights		$ 0	2,000
Amortization expense		2,572,000	2,093,000	$ 3,721,000
Retained earnings		938,395,000	866,458,000
Foreign currency exchange losses		251,000	393,000	1,085,000
Prepaid expenses and other current assets		$ 13,713,000	14,816,000
Gain on container recovery			14,881,000	8,692,000
Minimum likelihood of tax benefits being recognized		50.00%
Debt issuance cost		$ 13,637,000	9,417,000	10,285,000
Amortization of debt issuance costs		7,712,000	7,369,000	8,400,000
Write off of unamortized debt issuance cost			0
Direct container expenses paid in various foreign currencies		$ 15,225,000	$ 10,527,000	$ 11,141,000
Percentage of direct container expenses paid in various foreign currencies		28.00%	23.00%	21.00%
Share-based compensation expense		$ 4,723,000	$ 4,388,000	$ 7,355,000
Fair value of net investment in direct financing and sales-type leases		856,392,000	299,275,000
Net investment in direct financing and sales-type leases		879,960,000	295,303,000
Fair value of container leaseback financing receivable		363,774,000	267,551,000
Net of container leaseback financing receivable		363,868,000	271,658,000
Fair value of long-term debt		4,144,332,000	3,798,683,000
Long-term debt		$ 4,115,344,000	$ 3,797,729,000
Stock Options And Restricted Stock Units
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Expected forfeiture rate		3.50%	3.40%	4.30%
Share-based compensation expense		$ 4,723,000	$ 4,388,000	$ 7,355,000
General and Administrative Expenses
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense		$ 4,257,000	$ 3,780,000	$ 6,746,000
Lease Rental Income | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee		0	0	0
Accounts Receivable | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lease		0	0
Total Fleet Lease Rental Income
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customer accounted for over 10% of lease rental income | Customer		0	0	0
Total Fleet Lease Rental Income | Non United States Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's gross accounts receivable		98.00%	95.60%
Percentage of company's gross finance lease receivable		99.80%	97.50%
TL Revolving Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost				$ 529,000
TAP Funding Revolving Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost		$ 122,000
TMCL 2017 - 1 Bonds
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost		8,628,000
TL Term Loan
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost				352,000
TMCL 2017 - 2 Bonds
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost		8,628,000
TMCL 2018 - 1 Bonds
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost		8,628,000
Insolvent Customer
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Gain on container recovery		1,644,000	$ 1,488,000
Containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges		0	0	0
Impairment (recovery) charges to write-off containers		(1,647,000)	7,179,000	12,980,000
Gain on container recovery		1,647,000	1,988,000	0
Containers for Sale
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges		11,094,000	14,238,000	$ 13,795,000
Revision of Prior Period Accounting Standards Update Adjustment | ASU 2016-03
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Retained earnings								$ 892,000
Revision of Prior Period Accounting Standards Update Adjustment | ASU 2018-15
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets		$ 4,212,000
Forecast
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Amortization expense					$ 2,719,000
LAPCO Acquisition
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Gain on settlement of pre-existing management agreement			$ 1,823,000
TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.	50.10%
Number of board of directors seats | Person	2
Common stock, voting rights | VotingRight	2
Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.	49.90%
Number of board of directors seats | Person	1
Common stock, voting rights | VotingRight	1
Addition to equity carrying value as percentage ownership interest to derive purchase price	6.00%
Tap Funding Limited | Subsequent Event
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.						100.00%	49.90%
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period		3 months
Intangible assets, contract terms		13 years
Estimated useful lives		7 years
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, contract terms		11 years
Long term lease period		5 years
Estimated useful lives		3 years
Minimum | Containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Sales data analysis period		10 years
Minimum | Operating Leases
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts typical term		5 years
Minimum | Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of owned voting interest in the entity		50.00%